Expense Example - StrategicAdvisersCoreIncomeFund-PRO - StrategicAdvisersCoreIncomeFund-PRO - Strategic Advisers Core Income Fund - Strategic Advisers Core Income Fund	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 32
3 years	111
5 years	246
10 years	$ 637